Employment, Post-Employment Benefits and Share Compensation Plans	12 Months Ended
Dec. 31, 2024
Employment, Post-Employment Benefits and Share Compensation Plans
Employment, Post-Employment Benefits and Share Compensation Plans

(12) Employment, Post-Employment Benefits and Share Compensation Plans

-Accounting Principles-

Short-term employee benefits

Short-term employment obligations are measured on an undiscounted basis and are expensed as the related service is provided. The Group recognizes a liability and an expense for bonuses and incentives based on a formula that takes into consideration the profit attributable to the Group´s shareholders after certain adjustments.

Defined contributions schemes

A defined-contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined-contribution pension plans are recognized as an employee benefit expense in the income statement in the periods during which services are rendered by employees. The Group´s contribution rate is employee-specific and depends on the amount of an employee’s contribution and the relevant legislation.

Defined benefits schemes and Jubilee provisions

A defined-benefit plan is a post-employment benefit plan other than a defined-contribution plan. Plans for which the Group has no legal or constructive obligation to pay further amounts, but to which it does pay non-fixed contributions, are also treated as a defined-benefit plan.

The net pension asset or liability recognized in the consolidated statement of financial position in respect of defined-benefit post-employment plans is the fair value of plan assets less the present value of the projected defined-benefit obligation at the balance sheet date.

The defined-benefit obligation is calculated annually by qualified actuaries using the projected unit credit method. Recognized assets are limited to the present value of any reductions in future contribution or any future refunds.

The net pension liability (asset) is presented as a long-term provision; no distinction is made for the short-term portion. Pension costs in respect of defined-benefit post-employment plans primarily represent the increase of the actuarial present value of the obligation for post-employment benefits based on employee service during the year and the interest on the net recognized asset or liability in respect of employee service in previous years. Remeasurements of the net defined-benefit asset or liability comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (excluding interest). The Group recognizes all remeasurements in other comprehensive income and reclassifies them later to the Group´s income statement.

The Group recognizes gains and losses on the settlement of a defined-benefit plan when the settlement occurs. The gain or loss on settlement is the difference between the present value of the defined-benefit obligation being settled, as determined on the date of settlement, and the settlement price, including any plan assets transferred and any payments made directly by the Group in connection with the settlement. Past service costs arising from the introduction of a change to the benefit payable under a plan or a significant reduction of the number of employees covered by a plan (curtailment) are recognized in full in the consolidated income statement.

The Group´s net obligation in respect of long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods, such as jubilee entitlements. That benefit is discounted to determine its present value. Remeasurements are recognized in the consolidated income statement in the period in which they arise.

Other long term employment benefits

Other long-term employment benefits include long-service leave or sabbatical leave, medical aid, jubilee or other long-service benefits, long-term disability benefits and, if they are not expected to be settled wholly within twelve months after the year end, profit sharing, variable and deferred compensation. The measurement of these obligations differs from defined benefit plans in that all remeasurements are recognized immediately in the statement of income.

Stock Options and SPAs

The Group operates various equity-settled share-based compensation plans for which the Company applies the regulations of IFRS 2. The fair value of the employee services received in exchange for the grant of the options or shares is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the equity instruments granted. The amounts are charged to the income statement over the relevant vesting periods and adjusted to reflect actual and expected levels of vesting. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

All plans are settled in shares. The grant-date fair value of equity-settled share-based payment awards granted to employees is recognized as personnel expense, with a corresponding increase in equity, over the vesting period of the award.

The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest.

The expense or income in the consolidated income statement for a period represents the movement in cumulative expense recognized at the beginning and end of that period. Service and non-market performance conditions are not taken into account when determining the grant-date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group´s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant-date fair value.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met.

When an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss. The dilutive effect of outstanding options and shares is reflected as additional share dilution in the computation of diluted earnings per share.

-Defined contribution schemes-

The Group operates a defined contribution plan in the United Kingdom and makes additional contributions to employees’ own schemes. The pension charge for the year represents contributions payable by the Group to the fund (and to the employees’ own pension schemes) and amounted to € 4,118k in 2024 (2023: € 3,926k).

The Group operates defined contribution (401(k)) plans in the US and made contributions of € 2,247k during 2024 (2023: € 1,784k).

-Defined benefit schemes and jubilee provision-

Germany

As of December 31, 2024, the Group’s defined benefit obligations in Germany amounted to € 137k (2023: € 645k). The decrease is due to the disposal of Evotec DS.

France

The Group runs a jubilee scheme where a lump sum payment is provided to all employees upon retirement. The amount is dependent on different factors such as years of service with the company, compensation at retirement age (between age of 63 and 65) and collective agreements. This is a legal requirement.

The Group also runs a work anniversary awards agreement. The lump sum amount is defined by the collective agreement and based on the number of years of service with the Group.

The Group operates a defined benefit plan for employees in France. The mortality tables (issued by INSEE TD/TV 2017 ‐ 2019 for 2023 and INSEE TD/TV 2018 – 2020 for 2024) were applied in the actuarial report that is used for measuring the French employee benefit obligations.

The movement in employee benefit obligations of the French entities is broken down as follows:

	2024	2023
In k€	Present	Present
	value of	value of
	obligation	obligation
As of January 1	(14,872)	(14,499)
Benefit payments from the employer	1,239	617
Current service cost	(1,463)	(1,266)
Past service costs	—	830
Effect of curtailment	1,762	—
Operating costs, net	299	(436)
Interest expense (income)	(374)	(428)
Amount recognized in the Income Statement	(76)	(864)
Remeasurements:
(Gain)/loss from change in demographic assumptions	989	(12)
(Gain)/loss from change in financial assumptions	696	(105)
(Gain)/loss from experience	(219)	(8)
Thereof - Amounts recognized in the Income Statement	244	—
Thereof - Amounts recognized in Other Comprehensive Income	1,222	(125)
As of December 31	(12,241)	(14,872)

The following table shows the significant assumptions which have been applied in the measurement of the employee benefit obligations:

	Discount Rate		Salary Increase
	2024	2023	2024	2023
France	3.30%	3.25%	2.50%	3.00%

If the below parameters would increase/decrease by 0.5%, the benefit obligations would change as follows:

	2024		2023
	Increase	Decrease	Increase	Decrease
+0.5/-0.5%	k€	k€	k€	k€
Discount rate	(559)	605	648	(702)
Salary increase	546	(510)	(701)	652

The average duration of the pension plan is 9.7 years and the average duration of the long service awards is 11.2 years as of December 31, 2024. (2023 respectively 9.1 years and 12.5 years). The expected service costs for 2025 amount to € 1,308k.

Expenses for the statutory retirement obligations are explained in Note (5).

-Share Compensation Plans-

In order to continue to incentivize executives in the form of variable compensation components with long-term incentives, in June 2022, June 2020 and June 2017, the AGM approved the respective conditional capital required for the so-called Restricted Share Plan 2020 (“RSP 2020”) as well as the so-called Share Performance Plan 2022 (“SPP 2022”) and Share Performance Plan 2017 (“SPP 2017”). Under these plans, Restricted Share Awards (“RSA”) for up to 1,200,000 shares (RSP 2020) and SPA for up to 6,000,000 shares (SPP 2022) and 6,000,000 shares (SPP 2017) of Evotec SE ordinary bearer shares without par value (no-par value shares) may be issued to members of the Management Board and other executives upon maturity. Each RSA grants one subscription right to Evotec SE shares, while each SPA grants up to two subscription rights to Evotec SE shares, each of which in turn entitles the holder to subscribe for one Evotec SE share.

SPAs from SPP 2022 and SPP 2017 will be automatically exercised within 10 trading days after the end of the four-year holding period, while RSAs from RSP 2020 can be exercised at the earliest after four years and up to five years after the respective issue date. The RSAs will also be automatically exercised at the end of the five-year period if no exercise has been made. The holder must contribute €1.00 per share at the time of exercise under all plans described above.

RSAs under RSP 2020 may only be exercised if and to the extent that the performance target is achieved within each of the four consecutive calendar years. This performance target relates to the Company’s adjusted EBITDA. The performance target for each individual tranche of RSAs is set by the Supervisory Board annually at the time of issue. The Restricted Share Plan 2020 is subject to some restrictions with regard to issuance periods and allocation of awards to members of the Executive Board or selected executives. The RSP 2020 is no longer part of the new 2022 compensation system for the Executive Board and no more restricted share awards have been issued for the Executive Board since its effective date on June 22, 2022. The grant value of the Restricted Share Plan 2020 for the Executive Board has been reallocated to the short-term and long-term (“Share Performance Plan 2022”) compensation components.

SPAs from SPP 2022 and SPP 2017 can only be exercised if and to the extent that two defined equally weighted performance targets (“Key Performance Indicators”) are achieved within each of the four consecutive calendar years. These performance indicators consist of Evotec’s share price (relevant here is the XETRA price) and the relative TSR for the SPP 2017, which is derived by comparison with the return of the TecDax index. For the SPP 2022 the performance indicators consist of the relative TSR and revenue growth weighted equally. Additionally, the achievement of the KPIs of the SPP 2022 is dependent on an ESG-performance target. The performance targets for each individual tranche of the SPAs are set by the Supervisory Board annually at the time of issue. The Share Performance Plan 2022 and the Share Performance Plan 2017 are subject to certain restrictions with regard to issuance periods and allocation of awards to members of the Executive Board or selected executives.

On February 14, 2023, Evotec’s Management Board approved the U.S. Restricted Share Unit Plan (“U.S. RSU Plan”). The U.S. RSU Plan became effective May 31, 2023. The U.S. RSU Plan provides for the grant of restricted share units, which payment may be granted in the form of shares, American depository shares, each representing one-half of one Evotec SE ordinary share (ADSs), or cash amounts as the Management Board determines to be consistent with best interests of the Company, Evotec and its shareholders and in accordance with the purpose of the U.S. RSU Plan. The Group accounts for the U.S RSU Plan as settled in shares. The number of restricted share units granted in the 12 months period ended December 31, 2024 totaled 591,829. The exercise of the share units under the RSU does not require the achievement of any Key Performance Indicators. Therefore, the fair value of these share units of 7.07 USD has been determined based on the share price on the grant date and an assumed fluctuation rate of 5%.

A summary of the status of the Share Performance and Restricted Share Plans as of December 31, 2024, 2023, 2022 and the respective changes during the year is presented as follows:

	December 31
	2024	2024	2023	2023	2022	2022
		Weighted		Weighted		Weighted
	Share	average	Share	average	Share	average
in k€	Awards	exercise price	Awards	exercise price	Awards	exercise price
	in thousands	in € per share	in thousands	in € per share	in thousands	in € per share
Granted SPAs/RSAs at the beginning of the year	2,004	1.00	1,505	1.00	1,325	1.00
SPAs/RSAs granted	536	1.00	886	1.00	469	1.00
Adjustment based upon KPI target achievement	134	1.00	28	1.00	—	1.00
Exercised SPAs/RSAs	(368)	1.00	(233)	1.00	(209)	1.00
Forfeited SPAs/RSAs	(392)	1.00	(182)	1.00	(80)	1.00
Expired SPAs/RSAs	(18)	1.00	—	1.00	—	1.00
SPAs/RSAs granted at the end of the year	1,897	1.00	2,004	1.00	1,505	1.00
Thereof exercisable	—	1.00	—	1.00	—	1.00

The SPAs in this table include RSPs and SSPs, prior year’s numbers included RSUs that are presented separately in the table below. Prior year numbers were adjusted accordingly.

Evotec’s average weighted share price at the exercise day of SPAs in financial year 2024 was € 15.49 (December 31, 2023: € 19.38; December 31, 2022: € 34.27). In the financial year 2024, 117,292 Awards (December 31, 2023: 227,555 Awards; December 31, 2022: 139,229 Awards) were given to the members of the Management Board. The SPAs and RSAs exercised in 2024 correspond to 367,720 shares (December 31, 2023: 233,083 shares; December 31, 2022: 344,458 shares).

A summary of the status of the Restricted Share Unit Plans as of December 31, 2024, 2023, 2022 and the respective changes during the year is presented as follows:

	December 31
	2024	2024	2023	2023	2022	2022
		Weighted		Weighted		Weighted
	Restricted	average	Restricted	average	Restricted	average
	Share Units	exercise	Share Units	exercise	Share Units	exercise
	(RSUs)	price	(RSUs)	price	(RSUs)	price
		in € per		in € per		in € per
	in thousands	share	in thousands	share	in thousands	share
Granted RSUs at the beginning of the year	567	—	—	—	—	—
RSUs granted	592	—	603	—	—	—
Exercised RSUs	(161)	—	—	—	—	—
Forfeited RSUs	(249)	—	(36)	—	—	—
RSUs granted at the end of the year	749	—	567	—	—	—
Thereof exercisable	—	—	—	—	—	—

The Awards in this table only include RSUs

The fair values of the grant of SPAs and RSAs were estimated on the date of grant using a Monte-Carlo-Simulation model with the following assumptions:

	SPP 2022	RSP 2020	SPP 2022	RSP 2020	RSP 2020
	granted	granted	granted	granted	granted
	March	October	March	October	May
	2024	2023	2023	2022	2022
Risk-free interest rate in %	2.48	2.66	2.84	2.03	0.57
Volatility of the Evotec SE share in %	49.00	45.00	50.00	51.00	45.00
Volatility of the TecDAX index in %.	15.00	—	24.00	—	—
Fluctuation in %	0.0 - 5.0	5.0	5.00	5.00	0.0 - 5.0
Exercise price in €	1.00	1.00	1.00	1.00	1.00
Share price on the day of issue in €	13.11	16.79	16.67	19.47	25.26
TecDAX index price on the day of issue in points	3,422.55	—	3,202.25	—	—
Fair value in accordance with IFRS 2 on the date of issue per SPA of the Executive Board in €	9.79	—	12.36	—	22.87
Fair value in accordance with IFRS 2 on the date of issue per SPA of the executives in €	11.17	15.91	17.07	18.57	24.29

	SPP 2017	RSP 2020	RSP 2020	SPP 2017
	granted	granted	granted	granted
	January	October	May	February
	2022	2021	2021	2021
Risk-free interest rate in %	(0.46)	(0.43)	(0.57)	(0.78)
Volatility of the Evotec SE share in %	37.00	35.00	40.00	42.00
Volatility of the TecDAX index in %.	17.00	—	—	29.00
Fluctuation in %	0.0 - 5.0	5.00	0.0 - 5.0	0.0 - 5.0
Exercise price in €	1.00	1.00	1.00	1.00
Share price on the day of issue in €	34.90	44.98	35.49	32.25
TecDAX index price on the day of issue in points	3,411.87	—	—	3,375.67
Fair value in accordance with IFRS 2 on the date of issue per SPA of the Executive Board in €	31.30	—	33.50	31.34
Fair value in accordance with IFRS 2 on the date of issue per SPA of the executives in €	33.66	43.96	34.47	36.65

For all SPAs, RSAs and RSUs, a total of € 4,899k was recognized as current service cost in operating expenses in the consolidated statement of income in 2024 (2023: € 9,630k and 2022: € 9,919k). This amount includes an income of € 2,231k that is predominantly related to forfeited share performance awards and restricted share awards of former Management Board members (2023: € 2,456k; 2022: € 2,791k, expense in both years). The expenses related to accelerated vesting are included in the current service costs.

The performance measurement period for all issues started on January 1 of the respective year. An expected dividend yield of zero applies to all models. Depending on the nature of the respective plan, the expected duration is either four or five years. The expected volatilities are based on the historical volatilities of the year prior to the grant date.